Contingent Liabilities and Commitments - Summary of Contingent Liabilities and Commitments (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of contingent liabilities [line items]
Contingent liabilities		€ 43,974	€ 42,644	[1]
Guarantees issued by ING Groep N.V.		319	364	[1]
Irrevocable facilities		120,002	119,522	[1]
Contingent liabilities and commitments		164,296	162,530	[1]
Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	27,502	26,256	[1]
Contingent liabilities in respect of guarantees [member] | Voya Financial Inc [member]
Disclosure of contingent liabilities [line items]
Outstanding principal amount of the debentures			87
Financial assets pledged as collateral for liabilities or contingent liabilities		331	233
Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		16,340	16,220	[1]
Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		131	168	[1]
Less than 1 month [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		21,268	23,043
Irrevocable facilities		64,036	63,499
Contingent liabilities and commitments		85,304	86,541
Less than 1 month [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	11,441	12,644
Less than 1 month [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		9,770	10,346
Less than 1 month [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		57	53
1-3 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		6,174	5,389
Irrevocable facilities		2,289	2,699
Contingent liabilities and commitments		8,462	8,088
1-3 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	1,187	891
1-3 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		4,987	4,499
3-12 months [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		4,631	4,473
Irrevocable facilities		16,766	13,731
Contingent liabilities and commitments		21,397	18,204
3-12 months [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	3,373	3,475
3-12 months [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		1,259	998
1-5 years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		6,752	4,026
Irrevocable facilities		30,152	32,717
Contingent liabilities and commitments		36,905	36,743
1-5 years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	6,355	3,536
1-5 years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		322	374
1-5 years [member] | Contingent liabilities in respect of other [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		75	115
Over 5 Years [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		5,149	5,713
Guarantees issued by ING Groep N.V.		319	364
Irrevocable facilities		6,760	6,876
Contingent liabilities and commitments		12,228	12,954
Over 5 Years [member] | Contingent liabilities in respect of guarantees [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities	[2]	5,146	5,710
Over 5 Years [member] | Contingent liabilities in respect of irrevocable letters of credit [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities		€ 3	€ 3

[1]

ING in the Netherlands offers credit facilities to clients, linked to ING current accounts. After a review of the product conditions in 2019, it has been concluded that these facilities are irrevocable and therefore reported as such above. The prior period has been updated to improve consistency and comparability.

[2]	The prior period has been updated to improve consistency and comparability of the amounts per maturity of guarantees.